Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2013-2

Collection Period	04/01/16-04/30/16
Determination Date	5/9/2016
Distribution Date	5/16/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-174975-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$246,754,659.91
2.	Collections allocable to Principal		$12,346,987.76
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$575,013.56
5.	Pool Balance on the close of the last day of the related Collection Period		$233,832,658.59
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		26,585
7.	Initial Pool Balance		$920,000,013.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$58,154,659.84	$45,232,658.52
	d. Class A-4 Note Balance	$133,860,000.00	$133,860,000.00
	e. Class B Note Balance	$20,700,000.00	$20,700,000.00
	f. Class C Note Balance	$17,940,000.00	$17,940,000.00
	g. Class D Note Balance	$11,500,000.00	$11,500,000.00
	h. Note Balance (sum a - g)	$242,154,659.85	$229,232,658.52
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.2019259	0.1570578
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2632116	0.2491659
10.	Overcollateralization Target Amount		$4,600,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,600,000.07
12.	Weighted Average Coupon	%	7.34%
13.	Weighted Average Original Term (months)	months	67.46
14.	Weighted Average Remaining Term (months)	months	29.41
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,544,798.77
	b. Liquidation Proceeds allocable to Finance Charge		$9,067.21
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,553,865.98
16.	Principal:
	a. Collections allocable to Principal		$12,346,987.76
	b. Liquidation Proceeds allocable to Principal		$344,515.73
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$12,691,503.49

17.	Total Finance Charge and Principal Collections (15d + 16d)	$14,245,369.47
18.	Interest Income from Collection Account	$4,625.18
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$14,249,994.65
Available Funds
21.	Available Collections	$14,249,994.65
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$14,249,994.65
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$205,628.88
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$205,628.88
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$31,015.82
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$31,015.82
	m. Class A-4 Monthly Interest	$93,702.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$93,702.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$20,872.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$20,872.50
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$24,069.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$24,069.50
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$19,741.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$19,741.67
34.	Quaternary Principal Distributable Amount	$8,322,001.26
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$8,719,531.63
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,600,000.07
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,553,865.98
	b. Total Daily Deposits of Principal Collections	$12,691,503.49
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$4,625.18
	e. Total Deposits to Collection Account (sum a - d)	$14,249,994.65
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$205,628.88
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,111,402.81
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$930,462.96
	f. Total Withdrawals from Collection Account (sum a - e)	$14,249,994.65
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$31,015.82
	d. Class A-4 Interest Distribution	$93,702.00
	e. Class B Interest Distribution	$20,872.50
	f. Class C Interest Distribution	$24,069.50
	g. Class D Interest Distribution	$19,741.67
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$12,922,001.32
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$13,111,402.81
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$12,953,017.14
	d. Class A-4 Distribution	$93,702.00
	e. Class B Distribution	$20,872.50
	f. Class C Distribution	$24,069.50
	g. Class D Distribution	$19,741.67
	h. Total Withdrawals from Note Payment Account (sum a - g)	$13,111,402.81

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$930,462.96
	b. Reserve Account surplus (Ln 55)	$814.54
	c. Total Deposits to Certificate Payment Account (sum a - b)	$931,277.50
46.	Withdrawals
	a. Certificateholder Distribution	$931,277.50
	b. Total Withdrawals from Certificate Payment Account	$931,277.50
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,300,000.03	$2,300,000.03
	b. Note Balance	$229,232,658.52
48.	Required Reserve Account Amount	$2,300,000.03
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,300,000.03
50.	Investment Earnings	$814.54
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,300,814.57
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$814.54
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,300,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$205,628.88
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$13,111,402.81
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$930,462.96
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$814.54
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$12,953,017.14
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$93,702.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$20,872.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$24,069.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$19,741.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$931,277.50

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	661	$7,496,719.76
	b. 61 to 90 days past due	222	$2,575,182.24
	c. 91 to 120 days past due	52	$539,550.68
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	935	$10,611,452.68
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		4.5381%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	61	$575,013.56
75.	Liquidation Proceeds (recoveries)	185	$353,582.94
76.	Net Losses (Ln 74 - Ln 75)		$221,430.62
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.0897%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,143	$30,932,376.60
79.	Liquidation Proceeds (recoveries)	1,875	$15,456,129.57
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$15,476,247.03
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		1.6822%
82.	Average Net Loss on Defaulted Receivables		$7,221.77

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,896,109,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer